Finance Receivables and Operating Leases	12 Months Ended
Dec. 31, 2014
Finance Receivables and Operating Leases
6.	Finance Receivables and Operating Leases

Finance receivables represent financing leases which consist of sales-type leases and direct-financing leases resulting from the sales of Canon’s and complementary third-party products primarily in foreign countries. These receivables typically have terms ranging from 1 year to 6 years. The components of the finance receivables, which are included in prepaid expenses and other current assets, and other assets in the accompanying consolidated balance sheets, are as follows:

	December 31
	2014	2013
	(Millions of yen)
Total minimum lease payments receivable	¥308,733	¥278,621
Unguaranteed residual values	13,924	9,566
Executory costs	(1,680)	(2,184)
Unearned income	(31,919)	(29,875)

	289,058	256,128
Less allowance for credit losses	(6,276)	(7,323)

	282,782	248,805
Less current portion	(102,920)	(91,025)

	¥179,862	¥157,780

The activity in the allowance for credit losses is as follows:

	Years ended December 31
	2014	2013
	(Millions of yen)
Balance at beginning of year	¥7,323	¥6,908
Charge-offs	(1,171)	(1,278)
Provision	154	212
Other	(30)	1,481

Balance at end of year	¥6,276	¥7,323

Canon has policies in place to ensure that its products are sold to customers with an appropriate credit history, and continuously monitors its customers’ credit quality based on information including length of period in arrears, macroeconomic conditions, initiation of legal proceedings against customers and bankruptcy filings. The allowance for credit losses of finance receivables are evaluated collectively based on historical experience of credit losses. An additional reserve for individual accounts is recorded when Canon becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings. Finance receivables which are past due or individually evaluated for impairment at December 31, 2014 and 2013 are not significant.

The cost of equipment leased to customers under operating leases included in property, plant and equipment, net at December 31, 2014 and 2013 was ¥113,997 million and ¥103,403 million, respectively. Accumulated depreciation on equipment under operating leases at December 31, 2014 and 2013 was ¥87,338 million and ¥78,821 million, respectively.

The following is a schedule by year of the future minimum lease payments to be received under financing leases and noncancelable operating leases at December 31, 2014.

	Financing leases	Operating leases
	(Millions of yen)
Year ending December 31:
2015	¥121,619	¥8,541
2016	90,955	4,585
2017	56,672	3,064
2018	28,688	1,450
2019	10,013	678
Thereafter	786	220

	¥308,733	¥18,538